[LETTERHEAD OF ROPES & GRAY]


                                                                 January 3, 2008
VIA EDGAR

Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of WisdomTree Trust (the "Trust")
               (File Nos. 333-132380 and 811-21864)

Ladies and Gentlemen:


On behalf of WisdomTree Trust (the "Trust"), enclosed for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A under the Securities Act (the "Post-Effective Amendment") and Amendment No. 12 to the Trust's Registration Statement under the Investment Company Act of 1940, as amended, to add WisdomTree India Earnings Fund as a new series of the Trust.

The purpose of this Post-Effective Amendment is to incorporate the Trust's responses to certain comments provided by Mr. Christian Sandoe relating to Post-Effective Amendment no. 8 to the Trust's registration statement, and to make certain non-material changes.

Should you have any questions, please do not hesitate to call me at 212-596-9337. Thank you for your assistance.

                             Respectfully submitted,

                              /s/ A. Michael Primo
                                A. Michael Primo


cc:      Robert J. Borzone, Jr.
         Ropes & Gray LLP